Inventory - Summary of Inventory (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Detailed Information About Inventories [Line Items]
Work-in-process	$ 51,538	$ 41,164
Finished goods	25,665	30,502
Total Inventory	107,789	134,608
Cannabis
Disclosure of Detailed Information About Inventories [Line Items]
Raw materials	12,649	36,233
Non-Cannabis
Disclosure of Detailed Information About Inventories [Line Items]
Raw materials	$ 17,937	$ 26,709